Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

        During the years ended December 31, 2011, 2012 and 2013, there were related party transactions with a shareholder and an equity investee as follows:

	2011		2012		2013
	(In millions of Korean Won)
Sales to related parties	~~W~~	29,110	~~W~~	30,061	~~W~~	18,562
Purchases from related parties		2,139		3,312		1,212
Amounts due from related parties		3,573		2,657		1,773
Amounts due to related parties		6,373		6,699		5,756

        On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and acquired additional 6.92% voting shares on June 23 and June 24, 2008. The transactions with GungHo and the related balances during 2011, 2012 and 2013 were included in related party transactions above.

        Due to the disposal of equity investments in Ingamba LLC, in May 2012, the related party relationship between the Company and Ingamba LLC, was discontinued. Therefore, the transactions with Ingamba LLC that occurred before the disposal of the equity investments were included in the related party transactions. Sales to Ingamba LLC were ~~W~~275 million and ~~W~~138 million in 2011 and 2012, respectively. Amounts due from Ingamba LLC were ~~W~~47 million in 2011.